Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

Note 20: Revenue from Contracts with Customers
Our revenue includes net interest income on financial instruments and noninterest income. Table 20.1 presents our year ended December 31, 2017, revenue by operating segment given our current accounting policies. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see Note 25 (Operating Segments) to Financial Statements in this Report.
We will reflect the adoption of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers (“the new revenue guidance”) in first quarter 2018 and will include additional disaggregation of specific categories of revenue.

Table 20.1: Revenue by Operating Segment

	Year ended December 31, 2017
(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (2)	Consolidated Company
Net interest income (1)	30,365	16,967	4,493	(2,268)	49,557
Noninterest income:
Service charges on deposit accounts	2,905	2,205	17	(16)	5,111
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,831	303	9,072	(1,848)	9,358
Trust and investment management	889	524	2,877	(918)	3,372
Investment banking	(60)	1,827	(2)	—	1,765
Total trust and investment fees	2,660	2,654	11,947	(2,766)	14,495
Card fees	3,613	345	6	(4)	3,960
Other fees:
Charges and fees on loans (1)	307	956	4	(4)	1,263
Cash network fees	498	8	—	—	506
Commercial real estate brokerage commissions	—	461	1	—	462
Letters of credit fees (1)	5	300	4	(4)	305
Wire transfer and other remittance fees	240	204	8	(4)	448
All other fees (1)	447	125	1	—	573
Total other fees	1,497	2,054	18	(12)	3,557
Mortgage banking (1)	3,895	458	(10)	7	4,350
Insurance (1)	98	913	88	(50)	1,049
Net gains from trading activities (1)	59	700	294	—	1,053
Net gains (losses) on debt securities (1)	709	(232)	2	—	479
Net gains from equity investments (1)	1,144	117	7	—	1,268
Lease income (1)	—	1,907	—	—	1,907
Other income of the segment (1)	1,762	85	64	(308)	1,603
Total noninterest income	18,342	11,206	12,433	(3,149)	38,832
Revenue	48,707	28,173	16,926	(5,417)	88,389

(1)
Most of our revenue is not within the scope of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers, and additional details are included in other footnotes to our financial statements. The scope explicitly excludes net interest income as well as many other revenues for financial assets and liabilities, including loans, leases, securities, and derivatives.

(2)
Includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for WIM customers served through Community Banking distribution channels.

Following is a discussion of key revenues within the scope of the new revenue guidance. We provide services to customers which have related performance obligations that we complete to recognize revenue. Our revenues are generally recognized either immediately upon the completion of our service or over time as we perform services. Any services performed over time generally require that we render services each period and therefore we measure our progress in completing these services based upon the passage of time.

SERVICE CHARGES ON DEPOSIT ACCOUNTS are earned on depository accounts for commercial and consumer customers and include fees for account and overdraft services. Account services include fees for event-driven services and fees for periodic account maintenance activities. Our obligation for event-driven services is satisfied at the time of the event when the service is delivered, while our obligation for maintenance services is satisfied over the course of each month. Our obligation for overdraft services is satisfied at the time of the overdraft.

BROKERAGE ADVISORY, COMMISSIONS AND OTHER FEES are earned for providing full-service and discount brokerage services predominantly to retail brokerage clients. These revenues include fees earned on asset-based and transactional accounts and other brokerage advisory services.
Asset-based revenues are charged based on the market value of the client’s assets. The services associated with these revenues, which include investment advice, active management of client assets, or assistance with selecting and engaging a third-party advisory manager, are generally performed over a month or quarter.
Transactional revenues are based on the size and number of transactions executed at the client’s direction and are generally recognized on the trade date.

TRUST AND INVESTMENT MANAGEMENT FEES are earned for providing trust, investment management and other related services.
Trust services include acting as a trustee for corporate trust, personal trust, and agency assets. Obligations for trust services are generally satisfied over time but may be satisfied at points in time for certain activities that are transactional in nature.
Investment management services include managing and administering assets, including mutual funds, and institutional separate accounts. Fees for these services are generally determined based on a tiered scale relative to the market value of assets under management (AUM). In addition to AUM, we have client assets under administration (AUA) that earn various administrative fees which are generally based on the extent of the services provided to administer the account. Services with AUM and AUA-based fees are generally performed over time.
Other related services include the custody and safekeeping of accounts.

INVESTMENT BANKING FEES are earned for services related to underwriting debt and equity securities, arranging loan syndications and performing other advisory services. Our performance obligation for these services is satisfied at closing of the transaction.

CARD FEES include credit and debit card interchange and network revenues and various card-related fees. Card-related fees such as late fees, cash advance fees, and balance transfer fees are loan-related and excluded from the scope of the new revenue guidance.
Credit and debit card interchange and network revenues are earned on credit and debit card transactions conducted through payment networks such as Visa, MasterCard, and American Express. Interchange income is recognized concurrently with the delivery of services on a daily basis.
Interchange and network revenues are presented net of cardholder rewards and rebates. Cardholder rewards and rebates reduced card fee revenue by $1.2 billion, $1.0 billion, and $863 million for the years ended December 31, 2017, 2016, and 2015, respectively.

CASH NETWORK FEES are earned for processing ATM transactions. Our obligation is completed daily upon settlement of ATM transactions.

COMMERCIAL REAL ESTATE BROKERAGE COMMISSIONS are earned for assisting customers in the sale of real estate property. Revenue is recognized once the client has signed and accepted an offer for sale of the property, which is when our performance obligation is met. Fees are based on a fixed percentage of the sales price.

WIRE TRANSFER AND OTHER REMITTANCE FEES consist of fees earned for funds transfer services and issuing cashier’s checks and money orders. The payment terms and pricing of the fees for each type of transaction are fixed and outlined in published fee schedules. Our obligation is satisfied at the time of the transaction processing.